Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Parenthetical) (Detail) - BT Pension Scheme [Member] - GBP (£)	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Ordinary shares held under scheme			£ 3,000,000
Index-linked bonds held under scheme	£ 2,154,000,000		£ 10,000,000
Bonds subscribed		£ 2,000,000,000